Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, shares par value (in Dollars per share)
Ordinary shares, shares Authorized (in Shares)	50,000,000,000	50,000,000,000
Ordinary shares, shares Issued (in Shares)	5,438,836,659	349,603,759
Ordinary shares, shares outstanding (in Shares)	5,438,836,659	349,603,759